Share capital, Restricted Stock Units (FY) (Details) - Restricted Stock Units (RSUs) [Member] - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Restricted Stock Units [Abstract]
Outstanding (in shares)	7,943,572	6,780,000	6,780,000	6,780,000
Granted (in shares)	0	0	1,163,572	0
Outstanding (in shares)	7,832,038		7,943,572	6,780,000
Number of RSUs vested (in shares)	3,736,000		3,736,000	1,700,000
Share-based payments	$ 126,343	$ 179,544	$ 597,587	$ 1,036,325
Tranche One [Member]
Restricted Stock Units [Abstract]
Vesting percentage			10.00%
Frequency of vesting period			6 months
Vesting period			36 months
Tranche Two [Member]
Restricted Stock Units [Abstract]
Vesting percentage			15.00%
Frequency of vesting period			6 months
November 30, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	60,000	60,000	60,000
Outstanding (in shares)	60,000		60,000	60,000
Number of RSUs vested (in shares)	40,000		40,000	20,000
December 24, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	2,500,000	2,500,000	2,500,000
Outstanding (in shares)	2,500,000		2,500,000	2,500,000
Number of RSUs vested (in shares)	1,375,000		1,375,000	625,000
March 1, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	120,000	120,000	120,000
Outstanding (in shares)	66,000		120,000	120,000
Number of RSUs vested (in shares)	66,000		66,000	30,000
March 14, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	4,100,000	4,100,000	4,100,000
Outstanding (in shares)	4,100,000		4,100,000	4,100,000
Number of RSUs vested (in shares)	2,255,000		2,255,000	1,025,000
July 30, 2024 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)	1,163,572
Outstanding (in shares)	1,106,038		1,163,572
Number of RSUs vested (in shares)	0		0
Subordinate Voting Shares [Member]
Restricted Stock Units [Abstract]
Number of shares to be issues upon exchange of units (in shares)			1